Stockholders’ Equity	6 Months Ended
Jun. 30, 2023
Stockholders’ Equity [Abstract]
Stockholders’ Equity

Note 8 — Stockholders’ Equity

Ordinary Shares and Preferred Shares

The Company was authorized to issue (i) 450,000,000 ordinary shares, $0.0001 par value per share, divided into 300,000,000 Class A ordinary shares and 150,000,000 Class B ordinary shares, and (ii) 50,000,000 preferred shares, $0.0001 par value per share upon formation. As of June 16, 2020, subsequent to the closing of the business combination, there were 17,399,176 ordinary shares outstanding, including 7,647,962 Class A ordinary shares and 9,751,214 Class B ordinary shares, and no preferred shares outstanding. On November 12, 2020, as a result of post-merger consideration adjustment, additional 121,473 ordinary shares were issued to Lion’s original shareholders, including 29,591 Class A ordinary shares and 91,882 Class B ordinary shares.

An aggregate of 1,933,740 Class B ordinary shares set aside as the indemnity escrow shares following the closing of the business combination was no longer subject to forfeiture in June 2023. An aggregate of 3,876,481 Class B ordinary shares set aside as the earnout escrow shares was to be forfeited as the 2021 net income and 2022 net income targets were not met.

The shareholders of Class A and Class B ordinary shares have the same rights except for the voting and conversion rights. Each Class A ordinary share is entitled to one vote, and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is entitled to ten votes, and is convertible into one Class A ordinary share at any time by the holder thereof, subject to adjustments for any subdivision or combination. On February 16, 2022 and January 13, 2023, the Company held General Meetings of Shareholders that approved the increase by the number of votes attached to Class B Ordinary Shares from ten (10) votes per Class B Ordinary Share to twenty five (25) votes per Class B Ordinary Share, and from twenty five (25) votes per Class B Ordinary Share to one hundred (100) votes per Class B Ordinary Share, respectively.

As of June 30, 2023 and December 31, 2022, there was an aggregate of 77,850,203 and 48,761,596  Class A ordinary shares issued and outstanding, respectively; and an aggregate of 9,843,096 Class B ordinary shares issued and outstanding each. As of June 30, 2023 and December 31, 2022, there was no preferred shares issued and outstanding.